Classification and measurement of financial instruments	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Classification and measurement of financial instruments
25. Classification and measurement of financial instruments
Accounting classification and fair value hierarchy

		2023				2022
Hierarchy of fair value measurement		Fair value a $m	Amortised cost $m	Not categorised as a financial instrument $m	Total $m	Fair value a $m	Amortised cost $m	Not categorised as a financial instrument $m	Total $m

Financial assets

Other financial assets	1,3 b	124	68	–	192	106	50	–	156

Cash and cash equivalents	1	375	947	–	1,322	360	616	–	976

Derivative financial instruments	2	20	–	–	20	7	–	–	7

Deferred compensation plan investments	1	250	–	–	250	216	–	–	216

Trade and other receivables	–	–	651	102	753	–	542	107	649

Financial liabilities

Derivative financial instruments	2	25	–	–	25	11	–	–	11

Deferred compensation plan liabilities	1	250	–	–	250	216	–	–	216

Loans and other borrowings	–	–	3,166	–	3,166	–	2,396	–	2,396

Trade and other payables	3	69	670	47	786	83	658	37	778

a
With the exception of equity securities of $87m (2022: $88m) measured at fair value through other comprehensive income, all are measured at fair value through profit or loss. Of those, the financial assets related to the deferred compensation plan investments were designated as such upon initial recognition.

b	Of those measured at fair value, $14m (2022: $3m) are Level 1 and $110m (2022: $103m) are Level 3.
Financial assets and liabilities measured at amortised cost whose carrying amount is not a reasonable approximation of fair value are as follows:

Hierarchy of			2023		2022
fair value measurement		Carrying value $m	Fair value $m	Carrying value $m	Fair value $m

€ 500m 1.625% bonds 2024	1	555	545	534	511

£300m 3.75% bonds 2025	1	387	373	365	344

£350m 2.125% bonds 2026	1	449	416	423	367

€ 500m 2.125% bonds 2027	1	559	535	539	492

£400m 3.375% bonds 2028	1	509	476	480	417

€ 600m 4.375% bonds 2029	1	663	689	–	–
Right of offset
Other than in relation to cash pooling arrangements (see note 18), there are no financial instruments with a significant fair value subject to enforceable master netting arrangements and other similar agreements that are not offset in the Group statement of financial position.
Valuation techniques
Money market funds, deferred compensation plan investments and bonds
The fair value of money market funds, deferred compensation plan investments and bonds is based on their quoted market price.
Unquoted equity securities
Unquoted equity securities are fair valued using a discounted cash flow model, either internally or using professional external valuers. The significant unobservable inputs used to determine the fair value of the equity securities are RevPAR growth (based on the market-specific growth assumptions used by external valuers), pre-tax
discount rate which ranged from 6.4% to 10.0% (2022: 6.3% to 10.0%), and a non-marketability
factor which ranged from 20.0% to 30.0% (2022: 20.0% to 30.0%).
There is no material sensitivity arising from changes in assumptions.

Derivative financial instruments and other payables
Currency swaps and currency forwards are measured at the present value of future cash flows discounted back based on quoted forward exchange rates and the applicable yield curves derived from quoted interest rates. Adjustments for credit risk use observable credit default swap spreads.
The put option over part of the Group’s investment in the Barclay associate was valued at $nil at 31 December 2023 and 2022. The value is equal to the excess of the amount receivable under the option (which is based on the Group’s capital invested to date) over fair value and is also affected by specially allocated expenses which resulted in an obligation of $18m in 2022 which reversed in 2023 (see note 6). The fair value of the hotel was derived from a pricing opinion provided by a professional external valuer which is categorised as a Level 3 fair value measurement. The fair value of the hotel could fall by $38m before a liability arises.
Deferred purchase consideration
Deferred purchase consideration arose in respect of the acquisition of Regent, and comprises $13m payable in 2024. The first instalment of $13m was paid in 2021.
Contingent purchase consideration
Regent $69m (2022: $65m)
In 2018, the Group acquired a 51% controlling interest in Regent Hospitality Worldwide, Inc (‘RHW’), with put and call options existing over the remaining 49% shareholding exercisable in a phased manner from 2026 to 2033. The Group has a present ownership interest in the remaining shares and the acquisition was accounted for as 100% owned with no non-controlling
interest recognised and contingent purchase consideration comprising the present value of the expected amounts payable on exercise of the options based on the annual trailing revenue of RHW in the year preceding exercise with a floor applied.
The value of the contingent purchase consideration is subject to periodic reassessment as interest rates and RHW revenue expectations change. At 31 December 2023, it is assumed that $39m will be paid in 2026 to acquire an additional 25% of RHW with the remaining 24% acquired in 2028 for $42m. This assumes that the options will be exercised at the earliest permissible date which is consistent with the assumption made on acquisition. The amount recognised is the discounted value of the total expected amount payable of $81m. The discount rate applied is based on observable US corporate bond rates of similar term to the expected payment dates. The range of possible outcomes remains unchanged from the date of acquisition at $81m to $261m (undiscounted).
The significant unobservable inputs used to determine the fair value of the contingent purchase consideration are the projected trailing revenues of RHW and the date of exercising the options. If the annual trailing revenue of RHW were to exceed the floor by 10%, the amount of the contingent purchase consideration recognised in the Group Financial Statements would increase by $7m (2022: $6m). If the date for exercising the options is assumed to be 2033, the amount of the undiscounted contingent purchase consideration would be $86m (2022: $86m).
Level 3 reconciliation

	Other financial assets $m	Other payables $m	Contingent purchase consideration $m

At 1 January 2022	106	–	(73)

Valuation losses recognised in other comprehensive income	(1)	–	–

Unrealised changes in fair value a	–	(18)	8

Exchange adjustments	(2)	–	–

At 31 December 2022	103	(18)	(65)

Valuation losses recognised in other comprehensive income	(2)	–	–

Additions	8	–	–

Unrealised changes in fair value a	–	18	(4)

Exchange and other adjustments	1	–	–

At 31 December 2023	110	–	(69)

a
The change in the fair value of other payables was recognised within share of profits/(losses) from associates and joint ventures in the Group income statement and is presented as an exceptional item (see note 6).